Preferred Shares - Issued and Outstanding (Details) - CAD ($) shares in Millions, $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	38.6	38.6
Number of shares issued (in shares)	38.6	38.6
Amount	$ 942	$ 942
Series A
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9.6	9.6
Number of shares issued (in shares)	9.6	9.6
Amount	$ 235	$ 235
Series B
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2.4	2.4
Number of shares issued (in shares)	2.4	2.4
Amount	$ 58	$ 58
Series C
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10.0	10.0	11.0
Number of shares issued (in shares)	10.0	10.0	11.0
Amount	$ 243	$ 243
Series D
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	1.0	1.0
Number of shares issued (in shares)	1.0	1.0
Amount	$ 26	$ 26
Series E
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9.0	9.0
Number of shares issued (in shares)	9.0	9.0
Amount	$ 219	$ 219
Series G
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6.6	6.6
Number of shares issued (in shares)	6.6	6.6
Amount	$ 161	$ 161